FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCE INCOME AND COSTS
Schedule of finance income and costs

	2021	2020	2019
Interest expense:
– Loans and notes	29,432	28,174	30,105
– Amortization of debt issuance costs	109	97	489
– Lease obligations	11,820	12,277	13,416
– Provisions: unwinding of discount	165	138	113
Total interest expense	41,526	40,686	44,123
Loss on financial instruments	—	373	780
Other finance costs	143	85	151
Total finance costs	41,669	41,144	45,054
Less: amounts capitalized on qualifying assets (1)	(533)	(426)	(550)
Debt modification/derecognition and other loss	216	1,366	2,862
Finance costs	41,352	42,084	47,366
Finance income on loans and receivables:
– Interest income on bank deposits	1,468	2,282	3,318
– Interest income on loans issued	52	17	91
– Other finance income	998	1,138	943
Finance income	2,518	3,437	4,352
Net finance costs	38,834	38,647	43,014
(1)	The annual weighted average capitalization rates of 6.8%, 6.9% and 8.1% were used to determine the amount of capitalized interest for the years ended December 31, 2021, 2020 and 2019, respectively.